CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jan. 31, 2015	Apr. 30, 2014	Apr. 30, 2013
Current assets:
Cash and cash equivalents	$ 182	$ 5,891	$ 9,561
Accounts receivable, net	1,092	1,325	500
Prepaid expenses and other current assets	258	383	315
Total current assets	1,532	7,599	10,376
Restricted cash	163	165	192
Property and equipment, net	469	434	414
Goodwill	669	669	669
Total assets	2,833	8,867	11,651
Current liabilities:
Accounts payable	1,362	981	1,204
Accrued liabilities	598	587	611
Notes Payable, related party	2,000	0
Deferred revenue	2,309	2,091	1,114
Total current liabilities	6,269	3,659	2,929
Warrant liability	610	2,011	1,046
Other Non-current liability	98	0
Total liabilities	6,977	5,670	3,975
Redeemable common stock; $0.001 par value; nil and 31,133,333 contingently puttable common shares outstanding as of April 30, 2014 and 2013, respectively		0	16,882
Stockholders' (deficit) equity:
Common stock, $.001 par value; 125,000,000 shares authorized including redeemable common stock; 70,121,741 and 38,855,003 shares issued and 66,885,741 and 35,643,658 shares outstanding as of April 30, 2014 and 2013, respectively	70	70	39
Treasury stock, at cost, 3,236,000 common shares as of April 30, 2014 and 2013	(1,252)	(1,252)	(1,252)
Additional paid-in capital	45,388	43,259	23,580
Accumulated deficit	(48,350)	(38,880)	(31,473)
Accumulated other comprehensive loss		0	(100)
Total stockholders' (deficit) equity	(4,144)	3,197	(9,206)
Total liabilities and stockholders' (deficit) equity	$ 2,833	$ 8,867	$ 11,651